7. CAPITAL AND RESERVES: Schedule of continuity of warrants (Tables)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Tables/Schedules
Schedule of continuity of warrants

	Exercise	December 31,				December 31,
Expiry date	price	2020	Issued	Exercised	Expired	2021
November 9, 2021 (1)	$0.40	2,500,000	-	-	(2,500,000)	-
December 17, 2021 (1)	$0.40	1,160,000	-	-	(1,160,000)	-
December 18, 2021	$0.20	455,000	-	-	(455,000)	-
February 25, 2022 (1)(2)	$0.40	500,000	-	-	-	500,000
October 23, 2023	$0.20	4,219,641	-	-	-	4,219,641
Outstanding		8,834,641	-	-	(4,115,000)	4,719,641
Weighted average exercise price		$0.29	$Nil	$Nil	$0.38	$0.22

The continuity of warrants for the year ended December 31, 2020 is as follows:

	Exercise	December 31,				December 31,
Expiry date	price	2019	Issued	Exercised	Expired	2020
March 26, 2020	$0.48	1,718,750	-	-	(1,718,750)	-
July 12, 2020	$0.60	2,542,500	-	-	(2,542,500)	-
November 9, 2021 (1)	$0.40	2,500,000	-	-	-	2,500,000
December 17, 2021 (1)	$0.40	1,160,000	-	-	-	1,160,000
December 18, 2021	$0.20	455,000	-	-	-	455,000
February 25, 2022 (1)	$0.40	500,000	-	-	-	500,000
October 23, 2023	$0.20	-	4,219,641	-	-	4,219,641
Outstanding		8,876,250	4,219,641	-	(4,261,250)	8,834,641
Weighted average exercise price		$0.46	$0.20	$Nil	$0.55	$0.29

The continuity of warrants for the year ended December 31, 2019 is as follows:

	Exercise	December 31,				December 31,
Expiry date	price	2018	Issued	Exercised	Expired	2019
July 4, 2019	$0.60	3,386,750	-	-	(3,386,750)	-
March 26, 2020	$0.48	1,718,750	-	-	-	1,718,750
July 12, 2020	$0.60	2,542,500	-	-	-	2,542,500
November 9, 2021 (1)	$0.40	2,500,000	-	-	-	2,500,000
December 17, 2021 (1)	$0.40	1,160,000	-	-	-	1,160,000
December 18, 2021	$0.20	-	455,000	-	-	455,000
February 25, 2022 (1)	$0.40	-	500,000	-	-	500,000
Outstanding		11,308,000	955,000	-	(3,386,750)	8,876,250
Weighted average exercise price		$0.52	$0.30	$Nil	$0.60	$0.46